Intangible Assets, Net (Schedule Of Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Net [Abstract]
2014	$ 2,120
2015	1,852
2016	1,665
2017	1,534
2018 and thereafter	42
Intangible assets, net	$ 7,213	$ 9,809